Operating segments - Operating segment information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net revenues	$ 68,792,002	$ 61,655,245	$ 61,052,092
Cost of sales	57,707,566	51,557,351	51,422,376
Gross profit	11,084,436	10,097,894	9,629,716
Finance income	1,173,520	991,632	1,140,749
Finance costs	291,329	610,368	332,168
Income before taxes	5,183,703	4,357,804	4,516,551
Income taxes	1,211,611	1,124,978	1,154,978
Net income attributable to controlling interest	3,935,672	3,219,931	3,349,967
Property, plant and equipment, net	19,733,822	18,556,646	18,018,176
Goodwill	1,650,716	1,578,994	1,631,771	$ 1,631,094
Intangible assets	753,224	772,640	949,355
Total assets	58,475,000	55,702,491	52,865,594
Total liabilities	14,548,192	15,442,156	14,699,889
Purchases of property, plant and equipment	2,752,281	2,069,327	1,982,583
Depreciation and amortization	1,735,146	1,286,443	1,226,917
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(46,973)	(39,172)	(45,470)
Total revenues
Disclosure of operating segments [line items]
Net revenues	68,838,975	61,694,417	61,097,562
Poultry revenues segment
Disclosure of operating segments [line items]
Net revenues	61,323,853	55,653,027	55,308,141
Cost of sales	51,165,650	46,456,076	46,562,214
Gross profit	10,158,203	9,196,951	8,745,927
Finance income	998,654	860,140	1,094,377
Finance costs	260,570	529,226	288,703
Income before taxes	4,626,582	3,854,474	4,025,050
Income taxes	1,060,876	993,652	1,028,335
Net income attributable to controlling interest	3,532,589	2,849,145	2,986,328
Property, plant and equipment, net	17,146,405	16,440,851	16,060,590
Goodwill	1,562,404	1,490,978	1,543,755
Intangible assets	753,224	772,640	962,738
Total assets	51,081,829	49,533,440	47,205,252
Total liabilities	13,144,941	14,066,224	13,364,922
Purchases of property, plant and equipment	1,978,818	1,811,086	1,747,286
Depreciation and amortization	1,542,031	1,171,200	1,121,751
Poultry revenues segment | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(8,160)	(3,618)	(4,132)
Poultry revenues segment | Total revenues
Disclosure of operating segments [line items]
Net revenues	61,332,013	55,656,645	55,312,273
Other Segments [Member]
Disclosure of operating segments [line items]
Net revenues	7,468,149	6,002,218	5,743,951
Cost of sales	6,541,916	5,101,275	4,860,162
Gross profit	926,233	900,943	883,789
Finance income	174,866	131,492	46,372
Finance costs	30,759	81,142	43,465
Income before taxes	557,121	503,330	491,501
Income taxes	150,735	131,326	126,643
Net income attributable to controlling interest	403,083	370,786	363,639
Property, plant and equipment, net	2,587,417	2,115,795	1,957,586
Goodwill	88,312	88,016	88,016
Intangible assets		0	(13,383)
Total assets	7,393,171	6,169,051	5,660,342
Total liabilities	1,403,251	1,375,932	1,334,967
Purchases of property, plant and equipment	773,463	258,241	235,297
Depreciation and amortization	193,115	115,243	105,166
Other Segments [Member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenues	(38,813)	(35,554)	(41,338)
Other Segments [Member] | Total revenues
Disclosure of operating segments [line items]
Net revenues	$ 7,506,962	$ 6,037,772	$ 5,785,289